Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Current Assets
Cash	$ 9,873,052	$ 11,182,783
Accounts receivable, net	28,052	227,044
Advances to suppliers	3,929,949	3,635,982
Prepaid shared-based payment, current	4,021,920
Prepayments and other current assets, net	16,006	14,334
Total current assets	17,868,979	15,060,143
Non-current Assets
Long-term investments	73,930	81,429
Property and equipment, net	5,891,704	4,093
Intangible assets, net	5,182	5,286
Right-of-use assets	6,936	10,525
Construction in progress	253,508	5,805,109
Prepaid shared-based payment, non-current	14,229,732
Other assets	8,778	13,789
Total non-current assets	20,469,770	5,920,231
Total Assets	38,338,749	20,980,374
Current Liabilities
Short-term loans		389,741
Accounts payable	75,442	201,369
Taxes payables	608,576	634,584
Accruals and other liabilities	185,639	237,403
Operating lease liabilities – current portion		7,550
Total current liabilities	869,657	1,470,647
Non-current Liabilities
Due to related parties – noncurrent	499,722	490,662
Deferred tax liabilities	347	149
Total non-current liabilities	500,069	490,811
Total Liabilities	1,369,726	1,961,458
Commitments and contingencies (Note 13)
Shareholders’ Equity
Ordinary shares, value		33,255
Additional paid-in-capital	50,327,045	22,412,245
Statutory reserves	325,813	374,343
Accumulated deficit	(13,884,513)	(3,755,560)
Accumulated other comprehensive loss	152,223	(45,367)
Total shareholders’ equity	36,969,023	19,018,916
Total liabilities and shareholders’ equity	38,338,749	20,980,374
Class A Ordinary Shares
Shareholders’ Equity
Ordinary shares, value	36,200
Class B Ordinary Shares
Shareholders’ Equity
Ordinary shares, value	$ 12,255